John Hancock Mid Cap Growth Fund Average Annual Total Returns - Class A C I R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.60%	9.30%	10.75%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.60%	5.56%	7.35%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.01%	6.50%	7.72%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	23.01%	9.91%	11.06%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	25.17%	10.60%	11.41%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	25.30%	10.68%	11.45%